Note 5 - Financial Instruments (Details Textual) $ in Thousands	Jun. 30, 2018 USD ($)
Statement Line Items [Line Items]
Value at risk	$ 0
Floating interest rate [member]
Statement Line Items [Line Items]
Total financial liabilities	0
Forward contract [member]
Statement Line Items [Line Items]
Financial instruments designated as hedging instruments, at fair value	0
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	$ 44